Property, plant and equipment	12 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Accounting policy
Items of property, plant and equipment are measured at historical cost of acquisition or construction, less accumulated depreciation. When significant parts of an item of property, plant and equipment have different useful lives, they are recorded as separate items (major components) of property, plant and equipment. Any gains and losses on the disposal of an item of property, plant and equipment are recognized in the statement of profit or loss. Subsequent costs are capitalized only when it is probable that future economic benefits associated with the expenditure will be earned by the Group.
Depreciation is calculated and its residual values estimated, using the straight-line method based on the estimated useful lives of the items. Depreciation is recognized in the statement of profit or loss. Land is not depreciated. The estimated useful lives of property, plant and equipment are as follows:

Vehicles	5 years
Building and Improvements	25 years
Machines, equipment and facilities	10 years
Furnitures and fixtures	10 years
Computer equipments	5 years
The Group uses an estimated useful life of the assets to depreciate property, plant and equipment. At the end of each fiscal year, this estimate is reviewed and, if necessary, adjusted prospectively.
An asset's carrying amount is written down immediately to its recoverable amount when the asset's carrying amount is higher than its estimated recoverable value.
Gains and losses on disposals are determined by comparing the proceeds from the sale with the carrying amount and are recognized under "Other (expenses) income, net" in the statement of profit or loss.
Property, plant and equipment balance is as follows:

	Vehicles	Lands, buildings and improvements	Machines, equipment and facilities	Furniture and fixtures	Computer equipment	Total
Cost	36,316	99,541	53,699	11,892	4,372	205,820
Accumulated depreciation	(26,208)	(7,968)	(18,581)	(5,031)	(1,827)	(59,615)
Balance at June 30, 2022	10,108	91,573	35,118	6,861	2,545	146,205
Cost	40,851	142,561	75,134	15,610	10,015	284,171
Accumulated depreciation	(31,349)	(14,698)	(26,817)	(7,198)	(7,521)	(87,583)
Balance at June 30, 2023	9,502	127,863	48,317	8,412	2,494	196,588
Depreciation expense of property, plant and equipment for the year ended June 30, 2023 was $16,408 ($9,697 for the year ended June 30, 2022).